Business Segments (Unaudited) (Details) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Dec. 31, 2015
Revenues:
Unaffiliated customers		$ 3,242		$ 3,771
Intersegment		0		0
Production and delivery		2,499		2,679
Depreciation, depletion and amortization		662		866
Impairment of oil and gas properties		3,787		3,104
Selling, general and administrative expenses		138		151
Mining exploration and research expenses		18		27
Environmental obligations and shutdown costs		10		13
Net gain on sale of assets		0		(39)
Operating income (loss)		(3,872)		(3,030)
Interest expense, net		191		139
Provision for (benefit from) income taxes		77		(714)
Total Assets		42,664		56,065		$ 46,577
Capital expenditures		982		1,867
Oil and gas inventory write downs		(35)		(4)
Disposal Group, Including Discontinued Operation, Assets		4,900
Mining Operations [Member]
Revenues:
Unaffiliated customers		2,947		3,271
Intersegment		0		0
Production and delivery		2,089		2,393
Depreciation, depletion and amortization		404		332
Impairment of oil and gas properties		0		0
Selling, general and administrative expenses		25		38
Mining exploration and research expenses		18		27
Environmental obligations and shutdown costs		10		13
Net gain on sale of assets				(39)
Operating income (loss)		401		507
Interest expense, net		47		45
Provision for (benefit from) income taxes		75		53
Total Assets		37,965		37,976
Capital expenditures		459		834
North America Copper Mines [Member]
Revenues:
Unaffiliated customers		218		221
Intersegment		918		1,114
Production and delivery		788		943
Depreciation, depletion and amortization		144		133
Impairment of oil and gas properties		0		0
Selling, general and administrative expenses		1		1
Mining exploration and research expenses		1		3
Environmental obligations and shutdown costs		0		0
Net gain on sale of assets				(39)
Operating income (loss)		202		294
Interest expense, net		1		1
Provision for (benefit from) income taxes		0		0
Total Assets		8,241		9,448
Capital expenditures		34		107
Morenci [Member]
Revenues:
Unaffiliated customers		162		106
Intersegment		357		450
Production and delivery		340		374
Depreciation, depletion and amortization		62		51
Impairment of oil and gas properties		0		0
Selling, general and administrative expenses		0		1
Mining exploration and research expenses		0		0
Environmental obligations and shutdown costs		0		0
Net gain on sale of assets				0
Operating income (loss)		117		130
Interest expense, net		1		1
Provision for (benefit from) income taxes		0		0
Total Assets		3,490		3,802
Capital expenditures		28		84
Other North America Copper Mines [Member]
Revenues:
Unaffiliated customers		56		115
Intersegment		561		664
Production and delivery		448		569
Depreciation, depletion and amortization		82		82
Impairment of oil and gas properties		0		0
Selling, general and administrative expenses		1		0
Mining exploration and research expenses		1		3
Environmental obligations and shutdown costs		0		0
Net gain on sale of assets				(39)
Operating income (loss)		85		164
Interest expense, net		0		0
Provision for (benefit from) income taxes		0		0
Total Assets		4,751		5,646
Capital expenditures		6		23
South America Mines [Member]
Revenues:
Unaffiliated customers		630		479
Intersegment		41		7
Production and delivery		410		345
Depreciation, depletion and amortization		132		75
Impairment of oil and gas properties		0		0
Selling, general and administrative expenses		2		1
Mining exploration and research expenses		0		0
Environmental obligations and shutdown costs		0		0
Net gain on sale of assets				0
Operating income (loss)		127		65
Interest expense, net		22		1
Provision for (benefit from) income taxes		39		24
Total Assets		11,118		9,961
Capital expenditures		157		445
Cerro Verde [Member]
Revenues:
Unaffiliated customers		486		248
Intersegment		41		14
Production and delivery		291		198
Depreciation, depletion and amortization		101		37
Impairment of oil and gas properties		0		0
Selling, general and administrative expenses		2		1
Mining exploration and research expenses		0		0
Environmental obligations and shutdown costs		0		0
Net gain on sale of assets				0
Operating income (loss)		133		26
Interest expense, net		22		1
Provision for (benefit from) income taxes		45		5
Total Assets		9,495		7,991
Capital expenditures		156		431
Other South America Mines [Member]
Revenues:
Unaffiliated customers		144		231
Intersegment		0		(7)	[1]
Production and delivery		119		147
Depreciation, depletion and amortization		31		38
Impairment of oil and gas properties		0		0
Selling, general and administrative expenses		0		0
Mining exploration and research expenses		0		0
Environmental obligations and shutdown costs		0		0
Net gain on sale of assets				0
Operating income (loss)		(6)		39
Interest expense, net		0		0
Provision for (benefit from) income taxes		(6)		19
Total Assets		1,623		1,970
Capital expenditures		1		14
Indonesia - Grasberg [Member]
Revenues:
Unaffiliated customers	[2]	498		621
Intersegment		58		(14)	[1]
Production and delivery		394		439
Depreciation, depletion and amortization		81		70
Impairment of oil and gas properties		0		0
Selling, general and administrative expenses		14		25
Mining exploration and research expenses		0		0
Environmental obligations and shutdown costs		0		0
Net gain on sale of assets				0
Operating income (loss)		67		73
Interest expense, net		0		0
Provision for (benefit from) income taxes		36		29
Total Assets		9,354		8,882
Capital expenditures		225		225
Molybdenum mines [Member]
Revenues:
Unaffiliated customers		0		0
Intersegment		45		113
Production and delivery		52		83
Depreciation, depletion and amortization		19		26
Impairment of oil and gas properties		0		0
Selling, general and administrative expenses		0		0
Mining exploration and research expenses		0		0
Environmental obligations and shutdown costs		0		0
Net gain on sale of assets				0
Operating income (loss)		(26)		4
Interest expense, net		0		0
Provision for (benefit from) income taxes		0		0
Total Assets		1,983		2,075
Capital expenditures		1		3
Rod & Refining [Member]
Revenues:
Unaffiliated customers		971		1,062
Intersegment		8		7
Production and delivery		970		1,063
Depreciation, depletion and amortization		2		2
Impairment of oil and gas properties		0		0
Selling, general and administrative expenses		0		0
Mining exploration and research expenses		0		0
Environmental obligations and shutdown costs		0		0
Net gain on sale of assets				0
Operating income (loss)		7		4
Interest expense, net		0		0
Provision for (benefit from) income taxes		0		0
Total Assets		236		314
Capital expenditures		1		1
Atlantic Copper Smelting & Refining [Member]
Revenues:
Unaffiliated customers		422		540
Intersegment		1		6
Production and delivery		393		519
Depreciation, depletion and amortization		8		10
Impairment of oil and gas properties		0		0
Selling, general and administrative expenses		4		5
Mining exploration and research expenses		0		0
Environmental obligations and shutdown costs		0		0
Net gain on sale of assets				0
Operating income (loss)		18		12
Interest expense, net		4		3
Provision for (benefit from) income taxes		0		0
Total Assets		653		809
Capital expenditures		2		4
Other Mining & Eliminations [Member]
Revenues:
Unaffiliated customers	[3]	208		348
Intersegment		(1,071)		(1,233)
Production and delivery		(918)		(999)
Depreciation, depletion and amortization		18		16
Impairment of oil and gas properties		0		0
Selling, general and administrative expenses		4		6
Mining exploration and research expenses		17		24
Environmental obligations and shutdown costs		10		13
Net gain on sale of assets				0
Operating income (loss)		6		55
Interest expense, net		20		40
Provision for (benefit from) income taxes		0		0
Total Assets	[4]	6,380		6,487
Capital expenditures	[4]	39		49
U.S. Oil & Gas Operations [Member]
Revenues:
Unaffiliated customers		295		500	[5]
Intersegment		0		0
Production and delivery	[6]	407		283
Depreciation, depletion and amortization		255		530
Impairment of oil and gas properties		3,771		3,104
Selling, general and administrative expenses		49		54
Mining exploration and research expenses		0		0
Environmental obligations and shutdown costs		0		0
Net gain on sale of assets				0
Operating income (loss)		(4,187)		(3,471)
Interest expense, net		71		37
Provision for (benefit from) income taxes		0		0
Total Assets		4,360		17,887
Capital expenditures	[7]	480		1,018
Idle Rig Costs		(165)		(13)
Oil and gas inventory write downs		(35)		(4)
Corporate, Other & Eliminations [Member]
Revenues:
Unaffiliated customers		0		0
Intersegment		0		0
Production and delivery		3		3
Depreciation, depletion and amortization		3		4
Impairment of oil and gas properties		16	[8]	0
Selling, general and administrative expenses		64		59
Mining exploration and research expenses		0		0
Environmental obligations and shutdown costs		0		0
Net gain on sale of assets				0
Operating income (loss)		(86)		(66)
Interest expense, net		73		57
Provision for (benefit from) income taxes		2		(767)
Total Assets		339		202
Capital expenditures		$ 43		15
Crude oil and natural gas swaps [Member]
Revenues:
Net mark-to-market gains on derivative contracts				52
Pt Smelting [Member]
Segment Reporting Information [Line Items]
Deferred Intercompany Profit, Percentage		25.00%
Equity Method Investment, Ownership Percentage		25.00%
Revenues:
Revenues		$ 277		350
Discontinued Operations, Held-for-sale [Member] | Other Mining & Eliminations [Member]
Revenues:
Capital expenditures		35		39
Morocco | Corporate, Other & Eliminations [Member]
Revenues:
Capital expenditures	[7]	$ 43		$ 15

[1]	Reflects net reductions for provisional pricing adjustments to prior period open sales.
[2]	Includes PT-FI’s sales to PT Smelting totaling $277 million in first-quarter 2016 and $350 million in first-quarter 2015.
[3]	Includes revenues from FCX's molybdenum sales company, which includes sales of molybdenum produced by the Molybdenum mines and by certain of the North and South America copper mines.
[4]	Includes (i) assets held for sale totaling $4.9 billion at March 31, 2016 and 2015, and (ii) capital expenditures totaling $35 million in first-quarter 2016 and $39 million in first-quarter 2015 associated with discontinued operations. Refer to Note 1 for a summary of the results of discontinued operations.
[5]	Includes net mark-to-market gains of $52 million associated with crude oil derivative contracts.
[6]	Includes charges at oil and gas operations totaling (i) $165 million in first-quarter 2016 and $13 million in first-quarter 2015 for idle rig costs and (ii) $35 million in first-quarter 2016 and $4 million in first-quarter 2015 primarily for inventory write downs.
[7]	Excludes international oil and gas capital expenditures totaling $43 million in first-quarter 2016 and $15 million in first-quarter 2015, primarily related to the Morocco oil and gas properties, which are included in Corporate, Other & Eliminations.
[8]	Reflects impairment charges for international oil and gas properties primarily in Morocco